JORDAN THOMSEN
                                            Assistant Vice President and Counsel
                                                                  (212) 314-5431
                                                             Fax: (212) 314-3953

                                                                  LAW DEPARTMENT

                                                                  April 25, 2011



Via EDGAR
---------

Sonny Oh, Esquire
Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

         Re: AXA Equitable Life Insurance Company (the "Company"); Registration Statement on Form N-6, Reg. No. 333-103199
                  (the "Registration Statement");
                  Post-Effective Amendment No. 29 to the Registration Statement, filed March 28, 2011 (the "Amendment").


Commissioners:

         AXA Equitable Life Insurance Company ("AXA Equitable") today has transmitted via EDGAR for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), Post-Effective Amendment No. 29 and Amendment No. 85 ("Amendment") to AXA Equitable's Form N-6 Registration Statement File Nos. 333-103199 and 811-04335 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account FP (the "Registrant") of AXA Equitable.

         The Registration Statement relates to changes to the Cash Value Plus Rider, an optional rider available with Incentive Life Optimizer II, a flexible premium variable life insurance policy. The Amendment also includes updated financial data as of December 31, 2010, as well as other updated information and changes of a stylistic and clarifying nature. Incentive Life Optimizer II is offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account FP, and the distributors of Incentive Life Optimizer II are AXA Distributors LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

         On behalf of AXA Equitable and the Registrant, we hereby make the representations below regarding the Amendment and our request for acceleration of effectiveness. The Registrant and principal underwriter are fully aware of their responsibilities under the Federal securities laws with respect to the request for acceleration of effectiveness.

         1. Should the Securities and Exchange Commission (the "Commission") or its Staff, acting pursuant to delegated authority declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

         2. The actions of the Commission or the Staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

         3. The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

         REQUEST FOR ACCELERATION

         Pursuant to Rule 461 under the Securities Act of 1933, the Registrant and the Principal Underwriter hereby request that the Registration Statement on Form N-6, Reg. No. 333-103199, as amended by Post-Effective Amendment No. 29, be declared effective as of April 25, 2011, or as soon thereafter as practicable. The Registrant and the Principal Underwriter are aware of their obligations under the Securities Act of 1933.

Please contact the undersigned at (212) 314-5431 if you have any questions or comments.

                                            Very truly yours,


                                            /s/ Jordan Thomsen
                                            -------------------
                                            Jordan Thomsen